LEASES - Weighted Average Remaining Lease Term and Weighted Average Discount Rate for Leases (Details)	Dec. 31, 2020	Dec. 31, 2019
LEASES
Weighted average remaining lease term:- Finance leases	13 years 8 months 12 days	15 years 2 months 12 days
Weighted average remaining lease term:- Operating leases	15 years 7 months 6 days	15 years 7 months 6 days
Weighted average discount rate:- Finance leases	7.00%	6.91%
Weighted average discount rate:- Operating leases	6.23%	6.35%